EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 9,649	$ 9,606	$ 9,903
Net income	93	(127)	(134)
OCI	203	(221)	(195)
Comprehensive income (loss)	296	(348)	(329)
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	5,736	5,817	5,808
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,274	3,272	3,350
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	639	517	745
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	243	255	273
Net income	11	7	56
OCI	0	0	0
Comprehensive income (loss)	11	7	56
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	13	42	49
Net income	4	3	2
OCI	0	0	0
Comprehensive income (loss)	4	3	2
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	150	145	135
Net income	6	4	48
OCI	0	0	0
Comprehensive income (loss)	6	4	48
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	80	68	89
Net income	1	0	6
OCI	0	0	0
Comprehensive income (loss)	$ 1	$ 0	$ 6